8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

Stock option transactions and the number of stock options for the year ended September 30, 2025 are summarized as follows:

Expiry date		Exercise price	September 30, 2024	Granted	Exercised	Expired / cancelled	September 30, 2025
October 15, 2025	(a)	$0.70	401,000	-	-	-	401,000
January 18, 2027		$0.50	1,160,000	-	-	-	1,160,000
April 24, 2029	(b)	$0.15	1,860,000	-	-	-	1,860,000
July 2, 2029		$0.15	450,000	-	-	-	450,000
January 28, 2030	(c)	$0.10	-	605,000			605,000
Options outstanding			3,871,000	605,000	-	-	4,476,000
Options exercisable			3,683,500	605,000	-	-	4,476,000
Weighted average exercise price			$0.31	$0.10	$Nil	$Nil	$0.28

(a)Subsequently, 401,000 stock options expired unexercised.

(b)Subsequently, 70,000 stock options were exercised.

(c)Subsequently, 20,000 stock options were exercised.

Stock option transactions and the number of stock options for the year ended September 30, 2024 are summarized as follows:

Expiry date	Exercise price	September 30, 2023	Granted	Exercised	Expired / cancelled	September 30, 2024
July 30, 2024	$0.50	345,000	-	-	(345,000)	-
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	(100,000)	-
April 24, 2029	$0.15	-	1,860,000	-	-	1,860,000
July 2, 2029	$0.15	-	450,000	-	-	450,000
Options outstanding		2,006,000	2,310,000	-	(445,000)	3,871,000
Options exercisable		2,006,000	2,122,500	-	(445,000)	3,683,500
Weighted average exercise price		$0.54	$0.15	$Nil	$0.50	$0.31

Stock option transactions and the number of stock options for the year ended September 30, 2023 are summarized as follows:

Expiry date	Exercise price	September 30, 2022	Granted	Exercised	Expired / cancelled	September 30, 2023
March 14, 2023	$0.50	168,000	-	-	(168,000)	-
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	-	100,000
Options outstanding		2,174,000	-	-	(168,000)	2,006,000
Options exercisable		2,174,000	-	-	(168,000)	2,006,000
Weighted average exercise price		$0.54	$Nil	$Nil	$0.50	$0.54